Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net
16)	INTANGIBLE ASSETS, NET
As of December 31, 2025 and 2024, intangible assets of definite useful life were summarized as follows:

	2025	2024
Extraction rights	$1,876	1,796
Internally developed software	1,311	1,137
Mining projects, industrial property and trademarks	85	78
Other intangible assets	450	390
Total intangible assets	3,722	3,401
Accumulated amortization	(1,732)	(1,481)
Total intangible assets, net	$1,990	1,920
Except for extraction rights, which are amortized using the
units-of-production
method, Cemex’s intangible assets are amortized on a straight-line basis over average useful lives of 3 to 20 years.

Intangible assets, net - continued
Changes in intangible assets of definite life in 2025 and 2024, were as follows:

	2025	2024
Balance at beginning of period	$1,920	1,856
Additions	414	377
Disposals	(75)	(81)
Amortization for the period	(220)	(185)
Impairment (note 8)	(16)	—
Business combinations (note 5.1)	10	—
Foreign currency translations effect	(43)	(47)
Balance at end of period	$1,990	1,920
As shown in the table above, the most significant additions are extraction rights, for $142 in 2025 and $64 in 2024, with most of the increase occurring in the United States. Moreover, additions for internally developed software were $163 in 2025 and $188 in 2024.